Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk management and strategy

Ultrapar has an Information Security Policy, which consolidates the guidelines adopted by the Company and its subsidiaries, its employees and third parties (including suppliers of products and/or services) to ensure information systems security, by defining roles and responsibilities within the governance structure adopted by Ultrapar. All employees and third-party service providers that have physical or digital access to business data and technology environments of Ultrapar, must (i) observe the provisions of the Information Security Policy and other information security management policies, rules and standards; (ii) classify the confidentiality level of any document produced or information shared in line with internal data classification standard criteria; (iii) submit expedient reports on information security incidents through its manager, IT service center or directly to the information security team; and (iv) participate in all information security training and awareness activities developed by the Company.

Ultrapar’s processes for assessing, identifying, and managing material risks from cybersecurity threats are the responsibility of our information security department, comprised of IT specialists who proactively search for vulnerabilities in our systems and monitor and act on threats and breaches identified.

We have implemented security measures to protect our databases and prevent cyberattacks, thereby reducing risks of exposure to data breaches and IT security incidents, and we have adopted various actions aiming to minimize potential technology disruptions, such as tools, controls and procedures in the management and monitoring of internal and perimeter security, periodic analysis of vulnerabilities, an information security and cybersecurity awareness program, contingency plans for critical processes, a secondary environment for physical disaster recovery and respective periodic tests, tools for continuous monitoring and correlation of events, a dedicated team responsible for maintaining and continuously improving the information security management system, incident response plans and other best practices and tools.

In recent years, we have been engaging with external advisors and consultants to conduct cybersecurity trainings, phishing and penetration tests, and evaluations on our information security systems, among other services related to our cybersecurity risk assessment programs. We also hired third-party SOC (Security Operations Center) and SIEM (Security Information and Event Management) tools to constantly monitor our systems, tracking incidents and potential vulnerabilities. Ultrapar is also ISO 27001 certified since 2022.

Furthermore, with the assistance of third-party specialized companies, Ultrapar has developed and employs several tools to support management in the event of any cybersecurity incident. These tools assist the Company in identifying its critical processes, systems and resources, whose correction should be prioritized in case of unavailability or failure, and in devising a formalized and organized incident response process, guiding all organizational levels to respond in a fast and reliable manner, should the Company experience any information security incident.

Previous cybersecurity incidents. On January 11, 2021, an unauthorized party disrupted access to our IT systems, which caused a temporary interruption to our operations and resulted in the theft of certain proprietary data. On January 14, 2021, we began restoring the systems that were affected by this incident and all critical information systems have been fully operational since February 2021. The event did not have any material and lasting impacts on the Company.

The Company had, at the time, a cyber insurance policy in place, which was triggered by the event. As of the date of this annual report, the Company does not carry insurance against cyber incidents. Therefore, similar cybersecurity incidents could have an adverse effect on our businesses, reputation, results of operations, cash flows or financial condition, or result in proceedings or actions against us, including the imposition of fines. For information on risks from cybersecurity threats, see “Item 3.D. Key information—Risk factors—Information technology failures, including those that affect the privacy and security of personal data, as a result of cyber-attacks or other causes, could adversely affect our businesses and the market price of our shares and ADSs.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Ultrapar has an Information Security Policy, which consolidates the guidelines adopted by the Company and its subsidiaries, its employees and third parties (including suppliers of products and/or services) to ensure information systems security, by defining roles and responsibilities within the governance structure adopted by Ultrapar.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, the Company does not carry insurance against cyber incidents. Therefore, similar cybersecurity incidents could have an adverse effect on our businesses, reputation, results of operations, cash flows or financial condition, or result in proceedings or actions against us, including the imposition of fines.
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

In addition to the overall governance structure applicable to all risks monitored by Ultrapar, there are two support committees focused on matters related to information systems security: the Information Security Steering Committee and the Information Security Management Committee. These committees hold regular meetings (quarterly in the case of the Steering Committee and every two months in the case of the Management Committee) and also meet up regularly with the Risks, Integrity and Audit Department to discuss if the risk exposure is adequate. The Information Security Management Committee reports to the Information Security Steering Committee.

The main roles and their respective responsibilities in maintaining and continuously improving security in the information technology systems of Ultrapar are described below:

•	IT Heads (of Ultrapar and its subsidiaries):
	-	Allocate IT-related investments;
	-	Implement information security awareness and training programs;
	-	Execute plans and investments to mitigate information security risks;
	-	Supervise the implementation of action plans and mitigate controls related to information security risks; and
	-	Ensure the effectiveness of the Information Security Policy by suggesting revisions and updates to the Information Security Steering Committee.

•

Information Security Management Committee (composed of Ultrapar’s IT Officer; Information Security Manager; and information security and information technology specialists at Ultrapar and its subsidiaries):

	-	Share knowledge, initiatives and plans relative to best practices, processes, technologies and solutions for assessing, identifying, and managing material risks from information security threats;
	-	Discuss, assess, verify and suggest information security management rules and standards, as applicable, and minimum information security registers and requirements in technology environments;
	-	Monitor the prevention, detection, mitigation, and remediation of information security incidents;
	-	Supervise and validate action plans and controls related to information security risks; and
	-	Update the Information Security Steering Committee on activities and recommendations discussed within the Information Security Management Committee.

•	Information Security Steering Committee (composed of Ultrapar’s Administrative and Controlling Officer; Risks, Integrity and Audit Officer; Legal Officer; and Information Security Manager):
	-	Review, approve and monitor applicable rules and standards for information security management, as well as information security training plans;
	-	Monitor and supervise implementation of the action plans and prevention, mitigation and other controls related to information security risks;
	-	Report to Ultrapar’s Board of Directors all events infringing the Information Security Policy; and
	-	Ensure the effectiveness of the Information Security Policy by suggesting revisions and updates to Ultrapar’s Executive Officers.

As of December 31, 2024, Ultrapar’s Information Security Steering Committee was composed of four members, whose relevant expertise for assessing and managing risks relating to cybersecurity are described below:

Ultrapar’s Management and Control Officer. Our Management and Control Officer joined Ultrapar in May 2024 as the Financial Planning and Investor Relations Director. He has served as the Chief Financial and Investor Relations Officer of Eurofarma from 2020 to 2024 and of Delta Energia from 2019 to 2020. He holds a bachelor’s degree in business administration and international trade from the University of Taubaté, and MBAs from the University of Laverne, Administration Institute Foundation and University of Taubaté, focusing on finance, business, innovation and project management.

Ultrapar’s Risks, Integrity and Audit Officer. Our Risks, Integrity and Audit Officer joined Ultrapar in 2017 as the Compliance Manager and has been the Director of Risks, Integrity and Audit since 2021. She has served as Vale’s Compliance, Forensic and Audit Manager from 2015 to 2017 and Votorantim Cimentos’s Global Compliance Manager from 2014 to 2015. She graduated in law from the Pontifical Catholic University of São Paulo and has executive education in corporate governance and compliance from Insper.

Ultrapar’s Legal Officer. Our Legal Officer joined Ultrapar in 2023. She has served the legal department of BRMalls from 2011 to 2023, being its Legal Director from 2018 to 2023 and its Data Protection Officer from 2020 to 2023. She graduated in law from the Pontificial Catholic University of Rio de Janeiro, holds a master degree in corporate law and capital markets from Ibmec and has executive education on privacy and data protection from Insper.

Ultrapar’s Information Security Manager. Our Information Security Manager joined Ultrapar in 2009 as an IT analyst and has been the Information Security Manager since 2022, being responsible for the assessment, mitigation and correction of information security risks at the Company. He also has experience in IT Governance, Identity and Access Management (IAM), data protection management with respect to cybersecurity incidents, as well as extensive knowledge in network infrastructure, servers, user authentication, virtualization and storage. He graduated in information technology from the Paulista University and holds an MBA in cybersecurity forensics, ethical hacking and DevSecOps from the Paulista College of Informatics and Administration.

For more information about our overall risk management processes, strategy and governance, see “Item 4.B. Information on the Company—Business overview.”

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	In addition to the overall governance structure applicable to all risks monitored by Ultrapar, there are two support committees focused on matters related to information systems security: the Information Security Steering Committee and the Information Security Management Committee.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	In addition to the overall governance structure applicable to all risks monitored by Ultrapar, there are two support committees focused on matters related to information systems security: the Information Security Steering Committee and the Information Security Management Committee. These committees hold regular meetings (quarterly in the case of the Steering Committee and every two months in the case of the Management Committee) and also meet up regularly with the Risks, Integrity and Audit Department to discuss if the risk exposure is adequate. The Information Security Management Committee reports to the Information Security Steering Committee.
Cybersecurity Risk Role of Management [Text Block]

The main roles and their respective responsibilities in maintaining and continuously improving security in the information technology systems of Ultrapar are described below:

•	IT Heads (of Ultrapar and its subsidiaries):
	-	Allocate IT-related investments;
	-	Implement information security awareness and training programs;
	-	Execute plans and investments to mitigate information security risks;
	-	Supervise the implementation of action plans and mitigate controls related to information security risks; and
	-	Ensure the effectiveness of the Information Security Policy by suggesting revisions and updates to the Information Security Steering Committee.

•

Information Security Management Committee (composed of Ultrapar’s IT Officer; Information Security Manager; and information security and information technology specialists at Ultrapar and its subsidiaries):

	-	Share knowledge, initiatives and plans relative to best practices, processes, technologies and solutions for assessing, identifying, and managing material risks from information security threats;
	-	Discuss, assess, verify and suggest information security management rules and standards, as applicable, and minimum information security registers and requirements in technology environments;
	-	Monitor the prevention, detection, mitigation, and remediation of information security incidents;
	-	Supervise and validate action plans and controls related to information security risks; and
	-	Update the Information Security Steering Committee on activities and recommendations discussed within the Information Security Management Committee.

•	Information Security Steering Committee (composed of Ultrapar’s Administrative and Controlling Officer; Risks, Integrity and Audit Officer; Legal Officer; and Information Security Manager):
	-	Review, approve and monitor applicable rules and standards for information security management, as well as information security training plans;
	-	Monitor and supervise implementation of the action plans and prevention, mitigation and other controls related to information security risks;
	-	Report to Ultrapar’s Board of Directors all events infringing the Information Security Policy; and
	-	Ensure the effectiveness of the Information Security Policy by suggesting revisions and updates to Ultrapar’s Executive Officers.

As of December 31, 2024, Ultrapar’s Information Security Steering Committee was composed of four members, whose relevant expertise for assessing and managing risks relating to cybersecurity are described below:

Ultrapar’s Management and Control Officer. Our Management and Control Officer joined Ultrapar in May 2024 as the Financial Planning and Investor Relations Director. He has served as the Chief Financial and Investor Relations Officer of Eurofarma from 2020 to 2024 and of Delta Energia from 2019 to 2020. He holds a bachelor’s degree in business administration and international trade from the University of Taubaté, and MBAs from the University of Laverne, Administration Institute Foundation and University of Taubaté, focusing on finance, business, innovation and project management.

Ultrapar’s Risks, Integrity and Audit Officer. Our Risks, Integrity and Audit Officer joined Ultrapar in 2017 as the Compliance Manager and has been the Director of Risks, Integrity and Audit since 2021. She has served as Vale’s Compliance, Forensic and Audit Manager from 2015 to 2017 and Votorantim Cimentos’s Global Compliance Manager from 2014 to 2015. She graduated in law from the Pontifical Catholic University of São Paulo and has executive education in corporate governance and compliance from Insper.

Ultrapar’s Legal Officer. Our Legal Officer joined Ultrapar in 2023. She has served the legal department of BRMalls from 2011 to 2023, being its Legal Director from 2018 to 2023 and its Data Protection Officer from 2020 to 2023. She graduated in law from the Pontificial Catholic University of Rio de Janeiro, holds a master degree in corporate law and capital markets from Ibmec and has executive education on privacy and data protection from Insper.

Ultrapar’s Information Security Manager. Our Information Security Manager joined Ultrapar in 2009 as an IT analyst and has been the Information Security Manager since 2022, being responsible for the assessment, mitigation and correction of information security risks at the Company. He also has experience in IT Governance, Identity and Access Management (IAM), data protection management with respect to cybersecurity incidents, as well as extensive knowledge in network infrastructure, servers, user authentication, virtualization and storage. He graduated in information technology from the Paulista University and holds an MBA in cybersecurity forensics, ethical hacking and DevSecOps from the Paulista College of Informatics and Administration.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	In addition to the overall governance structure applicable to all risks monitored by Ultrapar, there are two support committees focused on matters related to information systems security: the Information Security Steering Committee and the Information Security Management Committee. These committees hold regular meetings (quarterly in the case of the Steering Committee and every two months in the case of the Management Committee) and also meet up regularly with the Risks, Integrity and Audit Department to discuss if the risk exposure is adequate. The Information Security Management Committee reports to the Information Security Steering Committee.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

As of December 31, 2024, Ultrapar’s Information Security Steering Committee was composed of four members, whose relevant expertise for assessing and managing risks relating to cybersecurity are described below:

Ultrapar’s Management and Control Officer. Our Management and Control Officer joined Ultrapar in May 2024 as the Financial Planning and Investor Relations Director. He has served as the Chief Financial and Investor Relations Officer of Eurofarma from 2020 to 2024 and of Delta Energia from 2019 to 2020. He holds a bachelor’s degree in business administration and international trade from the University of Taubaté, and MBAs from the University of Laverne, Administration Institute Foundation and University of Taubaté, focusing on finance, business, innovation and project management.

Ultrapar’s Risks, Integrity and Audit Officer. Our Risks, Integrity and Audit Officer joined Ultrapar in 2017 as the Compliance Manager and has been the Director of Risks, Integrity and Audit since 2021. She has served as Vale’s Compliance, Forensic and Audit Manager from 2015 to 2017 and Votorantim Cimentos’s Global Compliance Manager from 2014 to 2015. She graduated in law from the Pontifical Catholic University of São Paulo and has executive education in corporate governance and compliance from Insper.

Ultrapar’s Legal Officer. Our Legal Officer joined Ultrapar in 2023. She has served the legal department of BRMalls from 2011 to 2023, being its Legal Director from 2018 to 2023 and its Data Protection Officer from 2020 to 2023. She graduated in law from the Pontificial Catholic University of Rio de Janeiro, holds a master degree in corporate law and capital markets from Ibmec and has executive education on privacy and data protection from Insper.

Ultrapar’s Information Security Manager. Our Information Security Manager joined Ultrapar in 2009 as an IT analyst and has been the Information Security Manager since 2022, being responsible for the assessment, mitigation and correction of information security risks at the Company. He also has experience in IT Governance, Identity and Access Management (IAM), data protection management with respect to cybersecurity incidents, as well as extensive knowledge in network infrastructure, servers, user authentication, virtualization and storage. He graduated in information technology from the Paulista University and holds an MBA in cybersecurity forensics, ethical hacking and DevSecOps from the Paulista College of Informatics and Administration.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Furthermore, with the assistance of third-party specialized companies, Ultrapar has developed and employs several tools to support management in the event of any cybersecurity incident. These tools assist the Company in identifying its critical processes, systems and resources, whose correction should be prioritized in case of unavailability or failure, and in devising a formalized and organized incident response process, guiding all organizational levels to respond in a fast and reliable manner, should the Company experience any information security incident.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true